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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02729

Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:         8/31

Date of reporting period:       5/31/17

Item 1. Schedule of Investments.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio Government & Agency Portfolio Treasury Obligations Portfolio Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings May 31, 2017

invesco.com/us	CM-STIT-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–35.40%(a)

Asset-Backed Securities - Fully Supported–4.86%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.) (b)(c)	1.05%	06/15/2017	$5,000	$4,997,989
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (b)(c)(d)	1.27%	11/20/2017	2,000	2,000,318
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (b)(c)	1.43%	07/05/2017	5,000	4,994,969
				11,993,276
Asset-Backed Securities - Fully Supported Bank–16.18%
Anglesea Funding LLC (Multi-CEP’s) (b)(c)	1.04%	06/01/2017	5,000	4,999,882
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	1.20%	07/05/2017	5,000	4,994,969
Concord Minutemen Capital Co., LLC (Multi-CEP’s) (b)(c)	1.00%	06/05/2017	3,000	2,999,608
Concord Minutemen Capital Co., LLC (Multi-CEP’s) (b)(c)	1.00%	06/06/2017	5,000	4,999,214
Ebury Finance LLC (Multi-CEP’s) (b)(c)	0.95%	06/01/2017	5,000	4,999,871
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	1.20%	08/21/2017	5,000	4,986,892
Mountcliff Funding LLC (Multi-CEP’s) (b)(c)	1.05%	06/21/2017	5,000	4,997,098
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(c)	1.05%	06/27/2017	2,000	1,998,478
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	1.05%	06/05/2017	2,000	1,999,683
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	1.16%	07/14/2017	3,000	2,995,406
				39,971,101
Asset-Backed Securities - Multi-Purpose–4.04%
Mont Blanc Capital Corp. (b)(c)	1.00%	06/16/2017	5,000	4,997,844
Nieuw Amsterdam Receivables Corp. (b)(c)	1.26%	08/24/2017	5,000	4,986,070
				9,983,914
Diversified Banks–6.07%
First Abu Dhabi Bank PJSC (b)(c)	1.02%	06/06/2017	5,000	4,999,297
HSBC Bank PLC (b)(c)(d)	1.18%	07/05/2017	5,000	5,002,786
NRW Bank (b)(c)	1.10%	07/12/2017	5,000	4,993,811
				14,995,894
Other Diversified Financial Services–2.02%
ABN AMRO Funding USA LLC (b)(c)	1.07%	06/07/2017	3,000	2,999,373
ABN AMRO Funding USA LLC (b)(c)	1.20%	08/18/2017	2,000	1,994,826
				4,994,199
Regional Banks–2.23%
ASB Finance Ltd. (b)(c)	1.00%	06/01/2017	3,500	3,499,919
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (b)(c)	1.45%	09/08/2017	2,000	1,999,594
				5,499,513
Total Commercial Paper (Cost $87,434,872)				87,437,897
Certificates of Deposit–35.23%
Australia & New Zealand Banking Group Ltd. (c)	0.83%	06/01/2017	12,000	12,000,000
Canadian Imperial Bank of Commerce (c)(d)	1.46%	07/21/2017	4,000	4,002,844
China Construction Bank Corp. (c)	1.33%	06/23/2017	5,000	5,000,190
China Construction Bank Corp. (c)	1.40%	07/03/2017	2,500	2,500,183
Credit Agricole Corporate & Investment Bank (c)	0.83%	06/01/2017	12,000	12,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (c)(d)	1.58%	10/25/2017	8,000	8,015,214
KBC Bank N.V. (c)	0.92%	06/06/2017	2,500	2,499,981
KBC Bank N.V. (c)	1.14%	07/26/2017	3,000	3,000,423
KBC Bank N.V. (c)	1.27%	08/22/2017	5,000	4,984,749
Natixis (c)	0.83%	06/01/2017	12,000	12,000,000
Swedbank AB (c)	0.82%	06/01/2017	6,000	6,000,001
Swedbank AB (c)	0.91%	06/01/2017	6,000	6,000,001
Wells Fargo Bank, N.A. (d)	1.55%	01/19/2018	5,000	5,013,371
Westpac Banking Corp. (c)(d)	1.49%	01/05/2018	4,000	4,009,268
Total Certificates of Deposit (Cost $86,985,583)				87,026,225

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–10.87%(e)

Credit Enhanced–10.87%
Alamance (County of), North Carolina Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.91%	07/01/2021	$350	$350,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (f)	0.95%	11/01/2030	1,000	1,000,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland) (c)(f)	0.81%	06/01/2035	1,665	1,665,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.) (b)(c)(f)	1.08%	04/01/2047	9,500	9,499,999
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.) (f)	0.98%	05/01/2037	3,000	3,000,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.87%	11/15/2031	1,315	1,315,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.) (f)	1.10%	05/01/2048	1,200	1,200,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.) (f)	1.15%	11/01/2049	4,000	4,000,000
Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.) (f)	1.15%	11/01/2049	3,000	3,000,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis) (f)	1.13%	07/01/2040	1,820	1,820,000
Total Variable Rate Demand Notes (Cost $26,849,999)				26,849,999
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.50% (Cost $201,270,454)				201,314,121

			Repurchase Amount
Repurchase Agreements–18.65%(g)
Bank of Nova Scotia, agreement dated 05/31/2017, maturing value of $6,000,168 (collateralized by a foreign corporate obligation valued at $6,120,203; 1.25%; 07/26/2019) (c)	1.01%	06/01/2017	6,000,168	6,000,000
BMO Capital Markets Corp., agreement dated 05/31/2017, maturing value of $10,000,281 (collateralized by domestic corporate obligations valued at $10,500,000; 1.40% - 1.54%; 07/18/2018 - 09/11/2018) (c)	1.01%	06/01/2017	10,000,281	10,000,000
Citigroup Global Markets, Inc., open agreement dated 01/25/2017 (collateralized by foreign corporate obligations valued at $4,590,264; 5.88% - 9.38%; 9/16/2025 - 1/13/2034) (d)(h)	1.54%	—	—	4,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 05/31/2017, aggregate maturing value of $650,014,625 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,014; 0.88% - 4.50%; 02/08/2018 - 05/01/2047)	0.81%	06/01/2017	5,077,602	5,077,488
Credit Suisse Securities (USA) LLC, term agreement dated 05/31/2017, maturing value of $6,001,295 (collateralized by U.S. government sponsored agency obligations valued at $6,600,045; 0.71% - 1.79%; 04/25/2036 - 11/20/2046) (c)(i)	1.11%	06/07/2017	6,001,295	6,000,000
ING Financial Markets, LLC, agreement dated 05/31/2017, maturing value of $5,000,158 (collateralized by domestic corporate obligations valued at $5,251,911; 1.30% - 2.38%; 11/03/2018 - 05/01/2023) (c)	1.14%	06/01/2017	5,000,158	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 05/03/2017, maturing value of $3,500,000 (collateralized by a domestic agency asset-backed security valued at $3,850,000; 1.18%; 02/25/2037) (d)	0.00%	08/01/2017	3,500,000	3,500,000
Wells Fargo Securities, LLC, agreement dated 05/31/2017, maturing value of $6,000,168 (collateralized by U.S government sponsored agency obligations and foreign corporate obligations valued at $6,120,000; 0% - 6.50%; 04/14/2019 - 02/15/2025)	1.01%	06/01/2017	6,000,168	6,000,000
Total Repurchase Agreements (Cost $46,077,488)				46,077,488
TOTAL INVESTMENTS(j)(k)–100.15% (Cost $247,347,942)				247,391,609
OTHER ASSETS LESS LIABILITIES–(0.15)%				(379,040)
NET ASSETS–100.00%				$247,012,569

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $91,942,927, which represented 37.22% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 16.6%; Netherlands: 10.8%; Canada: 10.1%; Australia: 7.9%; Japan: 6.7%; Switzerland: 5.7%; Denmark: 5.3%; China: 5.1%; other countries less than 5% each: 14.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2017

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–30.94%(a)
Asset-Backed Securities - Fully Supported–4.21%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.) (b)(c)	1.02%	06/01/2017	$3,400	$3,399,912
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.) (b)(c)	1.05%	06/15/2017	8,000	7,996,783
Kells Funding LLC (CEP-FMS Wertmanagement) (b)	0.96%	06/16/2017	3,000	2,998,747
				14,395,442
Asset-Backed Securities - Fully Supported Bank–19.30%
Anglesea Funding LLC (Multi-CEP’s) (b)(c)	1.05%	06/19/2017	15,000	14,991,885
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC) (b)	0.99%	06/02/2017	4,000	3,999,793
Concord Minutemen Capital Co., LLC (Multi-CEP’s) (b)(c)	1.00%	06/05/2017	10,000	9,998,694
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (b)(c)	1.06%	06/05/2017	5,000	4,999,347
Mountcliff Funding LLC (Multi-CEP’s) (b)(c)	1.05%	06/21/2017	5,000	4,997,098
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(c)	1.05%	06/27/2017	13,000	12,990,104
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	1.04%	06/13/2017	6,000	5,997,487
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	1.05%	06/05/2017	8,000	7,998,733
				65,973,141
Asset-Backed Securities - Multi-Purpose–2.53%
Mont Blanc Capital Corp. (b)(c)	1.00%	06/16/2017	7,000	6,996,982
Nieuw Amsterdam Receivables Corp. (b)(c)	1.00%	06/16/2017	1,650	1,649,274
				8,646,256
Diversified Banks–4.39%
First Abu Dhabi Bank PJSC (b)(c)	1.02%	06/06/2017	5,000	4,999,297
J.P. Morgan Securities LLC	0.96%	06/01/2017	10,000	9,999,758
				14,999,055
Other Diversified Financial Services–0.51%
Federation des Caisses Desjardins du Quebec (b)(c)	0.96%	06/01/2017	1,735	1,734,958
Total Commercial Paper (Cost $105,750,747)				105,748,852
Certificates of Deposit–27.51%
Australia & New Zealand Banking Group, Ltd. (b)	0.83%	06/01/2017	17,000	17,000,000
Banco del Estado de Chile (b)	1.00%	06/22/2017	8,000	7,999,906
Bank of Montreal (b)	1.12%	06/19/2017	4,000	4,000,130
China Construction Bank Corp. (b)	1.33%	06/23/2017	5,000	5,000,190
China Construction Bank Corp. (b)	1.40%	07/03/2017	5,000	5,000,366
Citibank, N.A.	1.18%	06/06/2017	8,000	8,000,357
Credit Agricole Corporate and Investment Bank (b)	0.83%	06/01/2017	12,000	12,000,000
KBC Bank N.V. (b)	0.92%	06/06/2017	5,000	4,999,962
Natixis (b)	0.82%	06/01/2017	6,500	6,499,574
Oversea-Chinese Banking Corp. Ltd. (b)	1.12%	07/07/2017	6,535	6,536,144
Swedbank AB (b)	0.82%	06/01/2017	17,000	17,000,000
Total Certificates of Deposit (Cost $94,035,140)				94,036,629
Variable Rate Demand Notes–21.90%(d)
Credit Enhanced–21.90%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	1.08%	06/01/2029	4,155	4,155,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.94%	09/01/2019	4,500	4,500,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	1.00%	07/01/2038	4,385	4,385,000

See accompanying notes which are an integral part of this schedule.

    Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (b)(e)	0.83%	08/01/2027	$120	$120,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC-FHLB of Dallas) (e)	0.98%	12/01/2031	11,485	11,485,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC-Sumitomo Mitsui Banking Corp.) (b)(c)(e)	1.08%	04/01/2047	4,800	4,800,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.) (e)	0.98%	05/01/2037	13,980	13,980,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (c)(e)	1.05%	01/01/2033	5,400	5,400,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.) (e)	1.15%	11/01/2049	15,000	15,000,000
Series 2016 B-1, VRD RB (LOC-Bank of China Ltd.) (e)	1.10%	11/01/2049	1,330	1,330,000
Romeoville (Village of), Illinois (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris Bank N.A.) (e)	0.83%	04/01/2022	360	360,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.83%	06/01/2041	5,080	5,080,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (c)	0.83%	09/15/2036	4,275	4,275,000
Total Variable Rate Demand Notes (Cost $74,870,000)				74,870,000
U.S. Government Sponsored Agency Securities-6.10%
Overseas Private Investment Corp. (OPIC)–6.10% (d)
Unsec. Gtd. VRD COP Bonds	1.00%	05/15/2030	10,842	10,848,776
Unsec. Gtd. VRD COP Notes	0.96%	09/15/2022	10,000	10,006,250
Total U.S. Government Sponsored Agency Securities (Cost $20,842,000)				20,855,026
TOTAL INVESTMENTS (excluding Repurchase Agreements)–86.45% (Cost $295,497,887)				295,510,507

			Repurchase Amount
Repurchase Agreements–14.04%(f)
Bank of Nova Scotia, agreement dated 05/31/2017, maturing value of $11,000,309 (collateralized by a foreign corporate obligation valued at $11,220,040; 1.25%; 07/26/2019)	1.01%	06/01/2017	11,000,309	11,000,000
BMO Capital Markets Corp., agreement dated 05/31/2017, maturing value of $10,000,281 (collateralized by domestic and foreign corporate obligations valued at $10,500,479; 1.10% - 3.35%; 06/16/2017 - 04/12/2027)	1.01%	06/01/2017	10,000,281	10,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/31/2017, maturing value of $14,002,804 (collateralized by domestic non-agency mortgage-backed securities valued at $14,700,613; 0.30% - 1.27%; 06/25/2034 - 05/25/2047) (g)	1.03%	06/07/2017	14,002,804	14,000,000
ING Financial Markets, LLC, agreement dated 05/31/2017, maturing value of $5,000,140 (collateralized by domestic corporate obligations valued at $5,251,924; 2.38% - 4.88%; 05/01/2023 - 12/15/2043)	1.01%	06/01/2017	5,000,140	5,000,000
ING Financial Markets, LLC, agreement dated 05/31/2017, maturing value of $5,000,158 (collateralized by domestic corporate obligations valued at $5,251,053; 1.30% - 2.85%; 11/03/2018 - 05/11/2024)	1.14%	06/01/2017	5,000,158	5,000,000
Wells Fargo Securities, LLC, agreement dated 05/31/2017, maturing value of $3,000,084 (collateralized by U.S. government sponsored agency obligations valued at $3,060,000; 0.00%; 09/15/2023 - 02/15/2024)	1.01%	06/01/2017	3,000,084	3,000,000
Total Repurchase Agreements (Cost $48,000,000)				48,000,000
TOTAL INVESTMENTS(h)(i)–100.49% (Cost $343,497,887)				343,510,507
OTHER ASSETS LESS LIABILITIES–(0.49)%				(1,672,456)
NET ASSETS–100.00%				$341,838,051

See accompanying notes which are an integral part of this schedule.

    Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.7%; Netherlands: 9.9%; Canada: 7.8%; Switzerland: 7.0%; Japan: 5.5%; Australia: 5.0%; Sweden: 5.0%; United Kingdom: 5.0%; other countries less than 5% each: 11.0%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $103,225,554, which represented 30.20% of the Fund’s Net Assets.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Principal amount equals value at period end. See Note 1D.

(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(h)	Also represents cost for federal income tax purposes.

(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

    Short-Term Investments Trust

Schedule of Investments

May 31, 2017

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–40.83%
U.S. Treasury Bills–23.04%(a)

U.S. Treasury Bills	0.64%	07/06/2017	$ 123,000	$ 122,973,704
U.S. Treasury Bills	0.65%	07/06/2017	122,000	121,923,318
U.S. Treasury Bills	0.79%	07/06/2017	900,000	899,309,479
U.S. Treasury Bills	0.60%	07/13/2017	295,000	294,793,156
U.S. Treasury Bills	0.61%	07/13/2017	50,000	49,964,708
U.S. Treasury Bills	0.81%	07/13/2017	300,000	299,716,500
U.S. Treasury Bills	0.83%	07/13/2017	5,000	4,978,650
U.S. Treasury Bills	1.11%	07/13/2017	100,000	99,871,201
U.S. Treasury Bills	0.83%	08/03/2017	500,000	499,272,666
U.S. Treasury Bills	0.85%	08/03/2017	500,000	499,260,626
U.S. Treasury Bills	0.64%	08/10/2017	300,000	299,629,583
U.S. Treasury Bills	0.64%	08/17/2017	550,000	549,250,533
U.S. Treasury Bills	0.67%	08/31/2017	300,000	299,491,917
U.S. Treasury Bills	0.91%	09/28/2017	300,000	299,102,542
U.S. Treasury Bills	0.91%	10/05/2017	300,000	299,044,499
U.S. Treasury Bills	0.96%	10/26/2017	300,000	298,830,942
U.S. Treasury Bills	0.98%	11/02/2017	423,000	421,235,736
				5,358,649,760
U.S. Treasury Notes–17.79%
U.S. Treasury Notes	0.63%	09/30/2017	200,000	199,914,062
U.S. Treasury Notes	1.88%	09/30/2017	291,110	292,183,053
U.S. Treasury Floating Rate Notes (b)	1.13%	10/31/2017	706,250	706,180,037
U.S. Treasury Floating Rate Notes (b)	1.23%	01/31/2018	300,000	300,075,738
U.S. Treasury Floating Rate Notes (b)	1.15%	04/30/2018	664,000	664,050,041
U.S. Treasury Floating Rate Notes (b)	1.14%	07/31/2018	429,240	429,238,841
U.S. Treasury Floating Rate Notes (b)	1.13%	10/31/2018	695,000	694,887,153
U.S. Treasury Floating Rate Notes (b)	1.10%	01/31/2019	550,000	550,210,123
U.S. Treasury Floating Rate Notes (b)	1.03%	04/30/2019	300,000	300,114,734
				4,136,853,782
Total U.S. Treasury Securities (Cost $9,495,503,542)				9,495,503,542
TOTAL INVESTMENTS (excluding Repurchase Agreements)–40.83% (Cost $9,495,503,542)				9,495,503,542

			Repurchase Amount
Repurchase Agreements–58.03%(c)
ABN AMRO Bank N.V., term agreement dated 05/25/2017, maturing value of $315,049,000 (collateralized by U.S. Treasury obligations valued at $321,300,077; 0.13% - 3.50%; 08/31/2018 - 11/15/2042)(d)	0.80%	06/01/2017	315,049,000	315,000,000
Bank of Nova Scotia, agreement dated 05/31/2017, maturing value of $1,000,022,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,021; 0.00% - 4.75%; 06/01/2017 - 08/15/2046)	0.81%	06/01/2017	1,000,022,500	1,000,000,000
BNP Paribas SA, joint agreement dated 05/31/2017, aggregate maturing value of $4,495,000,000 (collateralized by U.S. Treasury obligations valued at $4,590,803,238; 0.13%-1.25%, 04/15/2018-07/15/2025)	0.86%	06/01/2017	1,800,000,000	1,800,000,000
CIBC World Markets Corp., joint agreement dated 05/31/2017, aggregate maturing value of $1,350,030,000 (collateralized by U.S. Treasury obligations valued at $1,377,000,715; 0.08% - 8.88%; 07/15/2017 - 05/15/2047)	0.80%	06/01/2017	862,422,683	862,403,519
Citigroup Global Markets, Inc. agreement dated 05/25/2017, maturing value of $500,076,806 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.00%; 11/15/2021 - 11/15/2040)	0.79%	06/01/2017	500,076,806	500,000,000

See accompanying notes which are an integral part of this schedule.

              Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date		Repurchase Amount	Value
Repurchase Agreements–(continued)
Credit Agricole Corporate & Investment Bank, joint term agreement dated 05/26/2017, aggregate maturing value of $600,092,166 (collateralized by U.S. Treasury obligations valued at $612,000,014; 1.13% - 3.63%; 02/15/2020 - 02/15/2044) (d)	0.79%	06/02/2017	$	300,046,083	$300,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 05/25/2017, maturing value of $200,030,722 (collateralized by a U.S. Treasury obligation valued at $204,000,042; 1.63%; 05/15/2026) (d)	0.79%	06/01/2017		200,030,722	200,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 05/25/2017, maturing value of $500,122,222 (collateralized by U.S. Treasury obligations valued at $510,000,005; 0.63% - 2.75%; 06/30/2018 - 01/15/2025) (d)	0.80%	06/05/2017		500,122,222	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 05/30/2017, maturing value of $200,030,333 (collateralized by a U.S. Treasury obligation valued at $204,000,054; 1.50%; 08/31/2018) (d)	0.78%	06/06/2017		200,030,333	200,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 05/31/2017, maturing value of $550,084,486 (collateralized by U.S. Treasury obligations valued at $561,000,051; 1.38% - 2.88%; 04/30/2020 - 08/15/2045) (d)	0.79%	06/07/2017		550,084,486	550,000,000
Federal Reserve Bank of New York, agreement dated 05/31/2017, maturing value of $1,550,032,292 (collateralized by U.S. Treasury obligations valued at $1,550,032,330; 2.00% - 8.13%; 02/15/2021 - 05/15/2042)	0.75%	06/01/2017		1,550,032,292	1,550,000,000
J.P. Morgan Securities Inc., agreement dated 05/31/2017, maturing value of $250,005,694 (collateralized by U.S. Treasury obligations valued at $255,004,763; 0.89% - 1.75%; 04/30/2019 - 05/15/2023)	0.82%	06/01/2017		250,005,694	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint term agreement dated 05/25/2017, aggregate maturing value of $950,153,319 (collateralized by U.S. Treasury obligations valued at $969,850,105; 1.13%, 08/31/2021) (d)	0.83%	06/01/2017		375,060,521	375,000,000
Metropolitan Life Insurance Co., joint term agreement dated 05/31/2017, aggregate maturing value of $1,000,016,306 (collateralized by U.S. Treasury obligations valued at $1,029,543,585; 0.00%-4.50%, 04/30/2018-08/15/2045) (d)	0.85%	06/07/2017		305,000,031	305,000,031
Natixis, joint term agreement dated 05/25/2017, aggregate maturing value of $500,077,778 (collateralized by U.S. Treasury obligations valued at $510,000,047; 0.00% - 6.75%; 09/07/2017 - 05/15/2046) (d)	0.80%	06/01/2017		200,031,111	200,000,000
Prudential Insurance Co. of America, agreement dated 05/31/2017, maturing value of $292,417,823 (collateralized by U.S. Treasury obligations valued at $299,284,921; 0.00%-2.50%, 11/15/2027-02/15/2045)	0.84%	06/01/2017		292,417,823	292,411,000
Prudential Legacy Insurance Co. of New Jersey, agreement dated 05/31/2017, maturing value of $193,592,017 (collateralized by U.S. Treasury obligations valued at $197,695,400; 0.00%, 02/15/2022-08/15/2033)	0.84%	06/01/2017		193,592,017	193,587,500
RBC Capital Markets LLC, term agreement dated 03/17/2017, maturing value of $1,001,975,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,019; 0.00% - 9.00%; 06/15/2017 - 02/15/2047) (d)	0.79%	06/15/2017		1,001,975,000	1,000,000,000
Societe Generale, joint term agreement dated 05/16/2017, aggregate maturing value of $500,255,555 (collateralized by U.S. Treasury obligations valued at $510,000,064; 0.00% - 4.25%; 08/10/2017 - 11/15/2024) (d)	0.80%	06/08/2017		300,153,333	300,000,000
Societe Generale, open agreement dated 04/27/2017, (collateralized by U.S. Treasury obligations valued at $1,020,000,004; 0.00% - 3.75%; 08/10/2017 - 08/15/2045)(e)	0.81%	-		-	1,000,000,000
Societe Generale, term agreement dated 05/15/2017, maturing value of $400,341,222 (collateralized by U.S. Treasury obligations valued at $408,000,065; 0.00% - 9.00%; 11/24/2017 - 11/15/2043) (d)	0.83%	06/21/2017		400,341,222	400,000,000
Societe Generale, term agreement dated 05/19/2017, maturing value of $200,120,000 (collateralized by U.S. Treasury obligations valued at $204,000,005; 0.00% - 8.88%; 07/15/2017 - 08/15/2042)	0.80%	06/15/2017		200,120,000	200,000,000
Sumitomo Mitsui Banking Corp., agreement dated 05/31/2017, maturing value of $1,000,022,778 (collateralized by U.S. Treasury obligations valued at $1,020,002,635; 1.25% - 1.38%; 01/31/2021 - 09/30/2023)	0.82%	06/01/2017		1,000,022,778	1,000,000,000
Wells Fargo Securities, LLC, term agreement dated 05/19/2017, maturing value of $200,120,000 (collateralized by U.S. Treasury obligations valued at $204,000,042; 0.13% - 3.88%; 02/15/2018 - 02/15/2047)	0.80%	06/15/2017		200,120,000	200,000,000
Total Repurchase Agreements (Cost $13,493,402,050)					13,493,402,050
TOTAL INVESTMENTS(f)–98.86% (Cost $22,988,905,592)					22,988,905,592
OTHER ASSETS LESS LIABILITIES–1.14%					265,783,629
NET ASSETS–100.00%					$23,254,689,221

See accompanying notes which are an integral part of this schedule.

              Short-Term Investments Trust

Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(c)	Principal amount equals value at period end. See Note 1D.

(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

              Short-Term Investments Trust

Schedule of Investments

May 31, 2017

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–28.16%
Federal Farm Credit Bank (FFCB)–1.92%
Unsec. Bonds (a)	1.04%	06/20/2017	$39,325	$39,323,261
Unsec. Bonds (a)	1.02%	07/06/2017	70,000	69,998,288
Unsec. Bonds (a)	1.02%	07/14/2017	14,000	14,000,328
Unsec. Bonds (a)	1.15%	07/21/2017	45,000	44,999,990
Unsec. Bonds (a)	1.05%	07/25/2017	35,600	35,602,539
Unsec. Bonds (a)	0.99%	08/21/2017	22,000	21,997,274
Unsec. Bonds (a)	1.08%	08/29/2017	4,625	4,625,003
Unsec. Bonds (a)	1.04%	11/13/2017	8,000	7,996,532
Unsec. Bonds (a)	1.06%	12/27/2017	30,000	29,977,570
Unsec. Bonds (a)	1.03%	01/17/2018	10,000	9,996,515
Unsec. Bonds (a)	0.79%	01/22/2018	100,000	100,000,000
Unsec. Bonds (a)	1.07%	02/09/2018	25,000	25,000,000
Unsec. Bonds (a)	1.06%	02/26/2018	50,000	49,989,054
Unsec. Bonds (a)	1.03%	03/02/2018	40,000	40,049,165
Unsec. Bonds (a)	1.12%	03/21/2018	20,000	20,007,367
Unsec. Bonds (a)	1.18%	05/09/2018	9,500	9,516,488
				523,079,374
Federal Home Loan Bank (FHLB)–23.87%
Unsec. Bonds (a)	0.99%	08/18/2017	73,500	73,492,075
Unsec. Bonds (a)	1.05%	11/15/2017	40,000	40,000,000
Unsec. Bonds (a)	1.06%	11/17/2017	25,000	25,000,000
Unsec. Bonds (a)	1.07%	02/16/2018	45,000	45,000,000
Unsec. Bonds (a)	0.94%	03/06/2018	225,000	225,000,000
Unsec. Bonds (a)	0.94%	03/09/2018	100,000	100,000,000
Unsec. Bonds (a)	0.95%	03/14/2018	300,000	300,000,000
Unsec. Bonds (a)	0.96%	03/15/2018	75,000	75,000,000
Unsec. Bonds (a)	0.96%	03/16/2018	350,000	350,000,000
Unsec. Bonds (a)	0.93%	03/19/2018	275,000	275,000,000
Unsec. Bonds (a)	0.97%	03/19/2018	145,000	145,000,000
Unsec. Bonds (a)	0.90%	04/12/2018	220,000	220,000,000
Unsec. Bonds (a)	0.90%	04/13/2018	225,000	224,999,469
Unsec. Bonds (a)	0.89%	04/20/2018	86,000	85,994,077
Unsec. Bonds (a)	0.88%	04/23/2018	140,000	139,993,629
Unsec. Bonds (a)	0.83%	05/08/2018	230,000	230,001,747
Unsec. Bonds (a)	0.86%	07/03/2018	300,000	300,000,141
Unsec. Bonds (a)	0.89%	07/26/2018	100,000	100,000,000
Unsec. Bonds (a)	0.89%	08/01/2018	200,000	200,000,000
Unsec. Bonds (a)	0.87%	08/15/2018	58,000	57,973,893
Unsec. Bonds (a)	0.86%	10/10/2018	210,000	210,000,000
Unsec. Bonds (a)	0.85%	10/12/2018	120,000	120,000,000
Unsec. Bonds (a)	0.87%	10/19/2018	200,000	200,000,000
Unsec. Bonds (a)	0.90%	10/26/2018	193,000	193,000,000
Unsec. Bonds (a)	0.86%	11/05/2018	115,000	115,000,000
Unsec. Bonds (a)	0.86%	11/09/2018	210,000	210,000,000
Unsec. Bonds (a)	0.86%	11/15/2018	220,000	220,000,000
Unsec. Disc. Notes (b)	0.79%	06/21/2017	221,200	221,103,532
Unsec. Disc. Notes (b)	0.67%	08/09/2017	86,324	86,213,973
Unsec. Disc. Notes (b)	0.67%	08/16/2017	48,000	47,932,107
Unsec. Disc. Notes (b)	0.67%	08/18/2017	30,000	29,956,450

See accompanying notes which are an integral part of this schedule.

                              Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes (b)	0.69%	08/23/2017	$37,852	$37,791,784
Unsec. Disc. Notes (b)	0.69%	08/25/2017	50,000	49,919,250
Unsec. Disc. Notes (b)	0.95%	10/11/2017	143,700	143,199,445
Unsec. Disc. Notes (b)	0.95%	10/13/2017	58,200	57,994,198
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,386,321
Unsec. Global Bonds (a)	1.00%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds (a)	1.04%	09/06/2017	25,000	25,000,076
Unsec. Global Bonds (a)	1.08%	11/15/2017	60,000	59,991,533
Unsec. Global Bonds (a)	1.06%	12/07/2017	22,000	21,998,979
Unsec. Global Bonds (a)	1.12%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds (a)	0.80%	01/23/2018	237,000	237,000,000
Unsec. Global Bonds (a)	0.81%	01/23/2018	93,000	93,006,053
Unsec. Global Bonds (a)	1.04%	02/26/2018	185,000	185,000,000
Unsec. Global Bonds (a)	0.93%	04/06/2018	136,000	136,000,000
Unsec. Global Bonds (a)	0.83%	05/09/2018	100,000	100,000,000
Unsec. Global Bonds (a)	0.94%	07/12/2018	200,000	200,080,078
Unsec. Global Bonds (a)	0.87%	11/19/2018	120,000	120,000,000
				6,493,028,810
Federal Home Loan Mortgage Corp. (FHLMC)–0.44%
Unsec. Global Notes (a)	1.14%	07/21/2017	20,000	19,999,718
Unsec. Global Notes (a)	1.13%	01/08/2018	100,000	100,000,000
				119,999,718
Federal National Mortgage Association (FNMA)–0.73%
Unsec. Global Notes (a)	1.00%	09/08/2017	35,000	34,990,782
Unsec. Global Notes (a)	1.00%	10/05/2017	112,815	112,797,756
Unsec. Notes (a)	1.00%	08/16/2017	50,000	49,997,899
				197,786,437
Overseas Private Investment Corp. (OPIC)–1.20%
Sec. Gtd. VRD COP Bonds (c)	1.04%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds (c)	1.04%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (c)	1.04%	09/15/2020	116,000	116,000,000
Unsec. Gtd. VRD COP Bonds (c)	1.04%	07/15/2025	43,083	43,083,334
Unsec. Gtd. VRD COP Notes (c)	0.96%	07/09/2026	47,175	47,175,000
				326,258,334
Total U.S. Government Sponsored Agency Securities (Cost $7,660,152,673)				7,660,152,673
U.S. Treasury Securities–10.74%
U.S. Treasury Bills–10.28%(b)
U.S. Treasury Bills	0.83%	08/03/2017	350,000	349,491,100
U.S. Treasury Bills	0.85%	08/03/2017	350,000	349,481,826
U.S. Treasury Bills	0.64%	08/17/2017	300,000	299,591,900
U.S. Treasury Bills	0.91%	08/17/2017	450,000	449,128,937
U.S. Treasury Bills	0.67%	08/24/2017	155,000	154,757,683
U.S. Treasury Bills	0.96%	10/26/2017	600,000	597,661,392
U.S. Treasury Bills	0.98%	11/02/2017	600,000	597,497,498
				2,797,610,336
U.S. Treasury Notes–0.46%
U.S. Treasury Floating Rate Notes (a)	1.03%	04/30/2019	125,000	125,047,806
Total U.S. Treasury Securities (Cost $2,922,658,142)				2,922,658,142
TOTAL INVESTMENTS (excluding Repurchase Agreements)–38.90% (Cost $10,582,810,815)				10,582,810,815

See accompanying notes which are an integral part of this schedule.

                              Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–60.13%(d)

ABN AMRO Bank N.V., agreement dated 05/31/2017, maturing value of $550,012,375 (collateralized by U.S. Treasury obligations valued at $561,000,013; 0.13% - 2.13%; 09/30/2017 - 11/15/2026)	0.81%	06/01/2017	$550,012,375	$550,000,000
Bank of Nova Scotia, agreement dated 05/31/2017, maturing value of $200,004,556 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 2.50% - 6.50%; 11/01/2029 - 04/01/2047)	0.82%	06/01/2017	200,004,556	200,000,000
BNP Paribas SA, joint agreement dated 05/31/2017, aggregate maturing value of $4,495,000,000 (collateralized by U.S. Treasury obligations valued at $4,590,803,238; 0.13%-1.25%, 04/15/2018-07/15/2025)	0.86%	06/01/2017	2,100,000,000	2,100,000,000
CIBC World Markets Corp., joint agreement dated 05/31/2017, aggregate maturing value of $1,350,030,000 (collateralized by U.S. Treasury obligations valued at $1,377,000,715; 0.08% - 8.88%; 07/15/2017 - 05/15/2047)	0.80%	06/01/2017	311,321,275	311,314,357
Citigroup Global Markets, Inc., agreement dated 05/31/2017, maturing value of $400,008,889 (collateralized by U.S. Treasury obligations valued at $408,000,046; 0% - 5.00%; 08/15/2027 - 05/15/2047)	0.80%	06/01/2017	400,008,889	400,000,000
Citigroup Global Markets, Inc., agreement dated 05/31/2017, maturing value of $250,005,625 (collateralized by domestic agency mortgage-backed securities valued at $255,000,808; 0% - 1.80%; 06/01/2017 - 04/28/2020)	0.81%	06/01/2017	250,005,625	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 05/31/2017, aggregate maturing value of $650,014,625 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,014; 0.88% - 4.50%; 02/08/2018 - 05/01/2047)	0.81%	06/01/2017	444,932,523	444,922,512
Credit Agricole Corporate & Investment Bank, joint term agreement dated 05/26/2017, aggregate maturing value of $600,092,166 (collateralized by U.S. Treasury obligations valued at $612,000,014; 1.13% - 3.63%; 02/15/2020 - 02/15/2044) (e)	0.79%	06/02/2017	300,046,083	300,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 05/30/2017, aggregate maturing value of $125,019,201 (collateralized by U.S. Treasury obligations valued at $127,500,096; 1.88% - 4.25%; 03/31/2022 - 11/15/2040) (e)	0.79%	06/06/2017	100,015,361	100,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 05/26/2017, maturing value of $150,023,333 (collateralized by domestic agency mortgage-backed securities valued at $153,000,001; 4.00%; 05/01/2047) (e)	0.80%	06/02/2017	150,023,333	150,000,000
Federal Reserve Bank of New York, agreement dated 05/31/2017, maturing value of $1,550,032,292 (collateralized by U.S. Treasury obligations valued at $1,550,032,338; 1.75% - 6.25%; 02/15/2021 - 11/15/2042)	0.75%	06/01/2017	1,550,032,292	1,550,000,000
Goldman Sachs & Co., agreement dated 05/31/2017, maturing value of $500,011,250 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0% - 8.88%; 06/15/2017 - 05/15/2047)	0.81%	06/01/2017	500,011,250	500,000,000
ING Financial Markets, LLC, term agreement dated 04/12/2017, maturing value of $65,094,756 (collateralized by domestic agency mortgage-backed securities valued at $66,300,181; 4.00% - 4.5%; 01/01/2041 - 05/01/2042)	0.82%	06/15/2017	65,094,756	65,000,000
ING Financial Markets, LLC, term agreement dated 04/21/2017, maturing value of $50,062,639 (collateralized by domestic agency mortgage-backed securities valued at $51,000,558; 3.50%; 01/01/2043 - 08/01/2046)	0.82%	06/15/2017	50,062,639	50,000,000
ING Financial Markets, LLC, term agreement dated 05/08/2017, maturing value of $250,239,167 (collateralized by domestic agency mortgage-backed securities valued at $255,003,450; 3.00% - 6.00%; 01/01/2030 - 08/01/2048)	0.82%	06/19/2017	250,239,167	250,000,000
ING Financial Markets, LLC, term agreement dated 05/25/2017, maturing value of $250,038,403 (collateralized by domestic agency mortgage-backed securities valued at $255,000,998; 3.00% - 4.00%; 03/01/2026 - 11/01/2046) (e)	0.79%	06/01/2017	250,038,403	250,000,000
ING Financial Markets, LLC, term agreement dated 05/31/2017, maturing value of $270,000,000 (collateralized by domestic agency mortgage-backed securities valued at $275,403,269; 1.94% - 5.00%; 11/01/2025 - 10/01/2046) (a)	0.96%	07/10/2017	270,000,000	270,000,000
ING Financial Markets, LLC, term agreement dated 05/31/2017, maturing value of $220,000,000 (collateralized by domestic agency mortgage-backed securities valued at $224,404,811; 3.00% - 4.00%; 10/01/2025 - 01/01/2047) (a)	1.05%	10/02/2017	220,000,000	220,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 05/31/2017, maturing value of $100,002,250 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 3.00% - 6.00%; 08/15/2024 - 08/15/2050)	0.81%	06/01/2017	100,002,250	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint term agreement dated 05/25/2017, aggregate maturing value of $950,153,319 (collateralized by U.S. Treasury obligations valued at $969,850,105; 1.13%, 08/31/2021) (e)	0.83%	06/01/2017	375,060,521	375,000,000

See accompanying notes which are an integral part of this schedule.

                              Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–(continued)
Metropolitan Life Insurance Co., joint term agreement dated 05/31/2017, aggregate maturing value of $1,000,016,306 (collateralized by U.S. Treasury obligations valued at $1,029,543,585; 0%-4.50%, 04/30/2018-08/15/2045) (e)	0.85%	06/07/2017	$400,000,150	$400,000,150
Natixis, joint term agreement dated 05/25/2017, aggregate maturing value of $500,077,778 (collateralized by U.S. Treasury obligations valued at $510,000,047; 0% - 6.75%; 09/07/2017 - 05/15/2046) (e)	0.80%	06/01/2017	300,046,667	300,000,000
Prudential Insurance Co. of America, agreement dated 05/31/2017, maturing value of $310,563,176 (collateralized by U.S. Treasury obligations valued at $317,992,200; 0%, 02/15/2026-05/15/2045)	0.84%	06/01/2017	310,563,176	310,556,250
Prudential Legacy Insurance Company of New Jersey, agreement dated 05/31/2017, maturing value of $175,572,847 (collateralized by U.S. Treasury obligations valued at $179,441,100; 0%, 11/15/2028-08/15/2033)	0.84%	06/01/2017	175,572,847	175,568,750
RBC Capital Markets LLC, joint term agreement dated 04/05/2017, aggregate maturing value of $345,589,375 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $351,900,113; 0% - 8.50%; 05/24/2018 - 05/01/2047) (e)	0.82%	06/19/2017	225,384,375	225,000,000
RBC Capital Markets LLC, joint term agreement dated 05/16/2017, aggregate maturing value of $600,276,500 (collateralized by domestic agency mortgage-backed securities valued at $612,000,001; 1.11% - 8.50%; 08/01/2018 - 02/20/2067) (e)	0.79%	06/06/2017	455,209,679	455,000,000
RBC Capital Markets LLC, joint term agreement dated 05/18/2017, aggregate maturing value of $500,346,111 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.24% - 8.50%; 03/15/2020 - 05/01/2047) (e)	0.89%	08/16/2017	435,301,117	435,000,000
RBC Capital Markets LLC, joint term agreement dated 05/24/2017, aggregate maturing value of $500,012,500 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,027; 1.33% - 6.00%; 09/01/2018 - 05/01/2047) (e)	0.90%	08/22/2017	410,010,250	410,000,000
RBC Capital Markets LLC, joint term agreement dated 05/31/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,004; 0% - 7.68%; 02/01/2018 - 02/01/2047) (e)	0.91%	07/31/2017	590,000,000	590,000,000
Societe Generale, joint open agreement dated 04/27/2017, aggregate maturing value of $1,500,000,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,025; 0% - 8.50%; 07/31/2017 - 05/20/2047) (f)	0.83%	—	—	1,115,000,000
Societe Generale, joint term agreement dated 05/16/2017, aggregate maturing value of $500,255,555 (collateralized by U.S. Treasury obligations valued at $510,000,064; 0% - 4.25%; 08/10/2017 - 11/15/2024) (e)	0.80%	06/08/2017	125,063,889	125,000,000
Societe Generale, term agreement dated 05/15/2017, maturing value of $100,085,306 (collateralized by a U.S. government sponsered agency obligation and U.S. Treasury obligations valued at $102,000,055; 0% - 2.00%; 11/09/2017 - 01/31/2023) (e)	0.83%	06/21/2017	100,085,306	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 05/31/2017, aggregate maturing value of $2,000,046,667 (collateralized by domestic agency mortgage-backed securities valued at $2,040,003,053; 3.00% - 3.50%; 10/20/2042 - 03/20/2046)	0.84%	06/01/2017	1,515,035,350	1,515,000,000
TD Securites (USA), agreement dated 05/31/2017, maturing value of $600,013,500 (collateralized by U.S. Treasury obligations valued at $612,000,034; 0.13% - 9.13%; 07/15/2017 - 02/15/2046)	0.81%	06/01/2017	600,013,500	600,000,000
Wells Fargo Securities, LLC, agreement dated 05/31/2017, maturing value of $565,012,713 (collateralized by U.S. Treasury obligations valued at $576,300,076; 0.88% - 2.88%; 03/01/2026 - 08/15/2045)	0.81%	06/01/2017	565,012,713	565,000,000
Wells Fargo Securities, LLC, agreement dated 06/01/2017, maturing value of $550,012,681 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 4.00%; 02/01/2047 - 03/01/2047)	0.83%	06/01/2017	550,012,681	550,000,000
Wells Fargo Securities, LLC, term agreement dated 06/05/2017, maturing value of $50,036,444 (collateralized by domestic agency mortgage-backed securities valued at $51,000,001; 3.50% - 4.00%; 03/01/2032 - 06/01/2047)	0.82%	06/05/2017	50,036,444	50,000,000
Total Repurchase Agreements (Cost $16,357,362,019)				16,357,362,019
TOTAL INVESTMENTS(g)–99.03% (Cost $26,940,172,834)				26,940,172,834
OTHER ASSETS LESS LIABILITIES–0.97%				264,423,723
NET ASSETS–100.00%				$27,204,596,557

See accompanying notes which are an integral part of this schedule.

                              Short-Term Investments Trust

Government & Agency Portfolio

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discounted
Gtd.	—Guaranteed
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                              Short-Term Investments Trust

Schedule of Investments

May 31, 2017

(Unaudited)

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–109.38%
U.S. Treasury Bills–93.66%(a)

U.S. Treasury Bills	0.66%	06/01/2017	$7,600	$7,600,000
U.S. Treasury Bills	0.69%	06/01/2017	2,000	2,000,000
U.S. Treasury Bills	0.71%	06/01/2017	50,000	50,000,000
U.S. Treasury Bills	0.72%	06/01/2017	24,000	24,000,000
U.S. Treasury Bills	0.73%	06/01/2017	45,000	45,000,000
U.S. Treasury Bills	0.62%	06/08/2017	29,500	29,496,444
U.S. Treasury Bills	0.70%	06/08/2017	75,000	74,989,850
U.S. Treasury Bills	0.74%	06/08/2017	100,000	99,985,689
U.S. Treasury Bills	0.70%	06/15/2017	101,000	100,972,573
U.S. Treasury Bills	0.73%	06/15/2017	100,000	99,971,417
U.S. Treasury Bills	0.63%	06/22/2017	5,500	5,497,977
U.S. Treasury Bills	0.64%	06/22/2017	85,000	84,968,143
U.S. Treasury Bills	0.70%	06/22/2017	35,000	34,985,810
U.S. Treasury Bills	0.72%	06/22/2017	15,000	14,993,744
U.S. Treasury Bills	0.75%	06/22/2017	800	799,650
U.S. Treasury Bills	0.65%	06/29/2017	47,400	47,376,184
U.S. Treasury Bills	0.84%	06/29/2017	85,000	84,944,467
U.S. Treasury Bills	0.61%	07/06/2017	35,800	35,778,734
U.S. Treasury Bills	0.76%	07/06/2017	7,000	6,994,828
U.S. Treasury Bills	0.59%	07/13/2017	500	499,656
U.S. Treasury Bills	0.61%	07/13/2017	15,000	14,989,413
U.S. Treasury Bills	0.60%	07/20/2017	35,000	34,971,417
U.S. Treasury Bills	0.83%	07/20/2017	50,000	49,943,718
U.S. Treasury Bills	0.60%	07/27/2017	7,900	7,892,596
U.S. Treasury Bills	0.82%	07/27/2017	43,700	43,644,054
U.S. Treasury Bills	0.83%	08/03/2017	73,600	73,493,032
U.S. Treasury Bills	0.86%	08/03/2017	40,000	39,940,080
U.S. Treasury Bills	0.90%	08/10/2017	15,000	14,973,896
U.S. Treasury Bills	0.64%	08/17/2017	4,700	4,693,546
U.S. Treasury Bills	0.65%	08/17/2017	2,900	2,895,993
U.S. Treasury Bills	0.91%	08/17/2017	40,000	39,922,572
U.S. Treasury Bills	0.64%	08/24/2017	800	798,802
U.S. Treasury Bills	0.65%	08/24/2017	12,000	11,981,898
U.S. Treasury Bills	0.67%	08/31/2017	20,000	19,966,128
U.S. Treasury Bills	0.88%	09/21/2017	2,100	2,094,244
U.S. Treasury Bills	0.90%	09/21/2017	7,000	6,980,487
U.S. Treasury Bills	0.93%	10/12/2017	10,000	9,965,789
U.S. Treasury Bills	0.96%	10/26/2017	15,000	14,941,751
U.S. Treasury Bills	0.98%	11/02/2017	7,000	6,970,804
				1,251,915,386

See accompanying notes which are an integral part of this schedule.

                             Short-Term Investments Trust

Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–15.72%

U.S. Treasury Floating Rate Notes (b)	1.15%	04/30/2018	$ 55,000	$55,040,455
U.S. Treasury Floating Rate Notes (b)	1.14%	07/31/2018	53,000	53,013,861
U.S. Treasury Floating Rate Notes (b)	1.13%	10/31/2018	40,000	40,008,890
U.S. Treasury Floating Rate Notes (b)	1.10%	01/31/2019	49,000	49,016,994
U.S. Treasury Floating Rate Notes (b)	1.03%	04/30/2019	13,000	13,004,972
				210,085,172
TOTAL INVESTMENTS(c)–109.38% (Cost $1,462,000,558)				1,462,000,558
OTHER ASSETS LESS LIABILITIES–(9.38)%				(125,408,242)
NET ASSETS–100.00%				$1,336,592,316

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(c)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

                             Short-Term Investments Trust

Schedule of Investments

May 31, 2017

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.43%
Alabama–4.43%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.83%	07/01/2040	$8,215	$8,215,000

Arizona–2.46%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.76%	01/01/2046	240	240,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.80%	06/15/2031	2,685	2,685,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.80%	06/15/2031	1,640	1,640,000
				4,565,000
California–5.70%
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.) (a)(b)	0.72%	11/01/2026	3,700	3,700,000
California (State of); Series 2004 A-9, VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.) (a)(b)	0.75%	05/01/2034	3,985	3,985,000
Orange (County of) Water District; Series 2003 A, VRD COP (LOC-Citibank, N.A.) (a)(b)	0.72%	08/01/2042	2,700	2,700,000
The Metropolitan Water District of Southern California; Series 2009 A-2, Ref. Floating Rate RB (d)(e)	0.94%	07/01/2017	180	180,000
				10,565,000
Colorado–4.72%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.86%	02/01/2031	1,063	1,063,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.86%	07/01/2034	1,440	1,440,000
Colorado (State of) Educational Loan Program; Series 2017 B, TRAN	4.00%	06/29/2017	4,000	4,009,667
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.80%	07/01/2021	2,224	2,224,000
				8,736,667
Delaware–1.67%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.78%	09/01/2036	3,090	3,090,000
District of Columbia–2.75%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(f)	0.90%	01/01/2029	1,587	1,587,000
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC-Royal Bank of Canada) (a)(b)	0.79%	10/01/2036	3,500	3,500,000
				5,087,000
Florida–2.35%
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.80%	11/01/2036	1,625	1,625,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The)) (a)(b)	0.78%	11/01/2038	2,730	2,730,000
				4,355,000
Georgia–5.46%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.86%	01/01/2020	750	750,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.74%	09/01/2035	3,630	3,630,000
Georgia (State of); Series 2015 C, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2017	1,325	1,329,579

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal) (a)(b)	0.78%	01/01/2036	$3,000	$3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.86%	09/01/2020	1,400	1,400,000
				10,109,579
Illinois–4.21%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris, N.A.) (a)(b)	0.78%	02/01/2042	2,000	2,000,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(f)	0.88%	10/01/2017	200	200,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris, N.A.) (a)(b)	0.83%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	0.74%	12/01/2046	4,935	4,935,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(f)	0.94%	06/01/2017	270	270,000
				7,805,000
Indiana–7.44%
Fort Wayne (City of) (University of St, Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.78%	08/01/2028	2,135	2,135,000
Huntington (City of) (Huntington Univ Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.86%	08/01/2037	395	395,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland) (a)(b)(c)	0.81%	06/01/2035	3,820	3,820,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.77%	06/01/2040	3,215	3,215,000
Purdue University; Series 2011 A, VRD COP (a)	0.71%	07/01/2035	3,682	3,681,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.77%	10/01/2019	530	530,000
				13,776,500
Louisiana–0.81%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (a)(b)	0.75%	07/01/2047	1,490	1,490,000
Massachusetts–0.91%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.77%	10/01/2038	1,685	1,685,000
Michigan–1.20%

Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.75%	03/01/2031	2,225	2,225,000

Minnesota–4.28%
Burnsville (City of) (Bridgeway Apartments L.P.); Series 2003, Ref. VRD MFH RB (CEP-FNMA) (a)	0.86%	10/15/2033	1,175	1,175,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.81%	01/01/2025	270	270,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.87%	11/15/2031	2,535	2,535,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.78%	11/01/2035	1,300	1,300,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.78%	10/01/2033	2,655	2,655,000
				7,935,000
Mississippi–0.73%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 E, VRD Gulf Opportunity Zone IDR (a)	0.73%	12/01/2030	1,350	1,350,000

See accompanying notes which are an integral part of this schedule.

                    Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–4.91%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.81%	11/01/2037	$1,465	$1,465,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.75%	02/01/2031	6,675	6,675,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.88%	12/01/2019	960	960,000
				9,100,000
New Hampshire–0.82%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.79%	07/01/2038	1,525	1,525,000
New York–3.87%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC-HSBC Bank, USA N.A.) (a)(b)(c)	0.79%	11/01/2036	5,050	5,050,000
New York (State of) Housing Finance Agency (605 West 42nd Street Housing); Series 2014 A, VRD RB (LOC-Bank of China Ltd.) (a)(b)	0.88%	05/01/2048	225	225,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.) (a)(b)(c)	0.85%	11/01/2049	1,900	1,900,000
				7,175,000
North Carolina–1.17%
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.79%	06/01/2017	440	440,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD RB (LOC-Royal Bank of Canada) (a)(b)(c)	0.77%	05/01/2036	1,735	1,735,000
				2,175,000
Ohio–3.40%
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.74%	05/01/2026	6,296	6,296,000
Pennsylvania–5.06%
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.77%	06/01/2037	960	960,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.79%	03/01/2030	2,795	2,795,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.78%	10/15/2025	2,730	2,730,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(b)	0.77%	09/01/2028	761	761,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.79%	11/01/2029	1,425	1,425,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (a)(b)	0.77%	07/01/2027	705	705,000
				9,376,000
South Carolina–3.11%
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (a)(b)	0.75%	11/01/2025	5,765	5,765,000
Texas–15.80%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program) (a)	0.80%	08/01/2035	7,635	7,635,000
Houston (City of); Series G-2, General Obligation Commercial Paper Notes	0.96%	06/21/2017	3,800	3,800,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC-Royal Bank of Canada) (a)(b)(c)	0.77%	01/01/2049	5,485	5,485,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR (a)	0.79%	10/01/2024	2,285	2,285,000
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.77%	04/01/2026	1,715	1,715,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (a)(b)	0.75%	11/15/2050	3,500	3,500,000

See accompanying notes which are an integral part of this schedule.

            Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.76%	08/01/2025	$ 4,850	$4,850,000
				29,270,000

Utah–4.90%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce) (a)(b)(c)	0.78%	11/01/2024	5,290	5,290,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.86%	08/01/2028	135	135,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	07/01/2017	750	751,954
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.83%	04/01/2042	2,900	2,900,000
				9,076,954

Virginia–1.40%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds (a)	0.76%	08/01/2037	2,500	2,500,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.80%	12/01/2019	100	100,000
				2,600,000

West Virginia–1.57%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.82%	01/01/2034	2,900	2,900,000

Wisconsin–2.30%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (a)(b)	0.84%	10/01/2042	4,265	4,265,000
TOTAL INVESTMENTS(g)(h)–97.43% (Cost $180,513,700)				180,513,700
OTHER ASSETS LESS LIABILITIES–2.57%				4,763,717
NET ASSETS–100.00%				$185,277,417

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.5%; other countries less than 5% each: 10.3%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $2,057,000, which represented 1.11% of the Fund’s Net Assets.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage

Royal Bank of Canada	5.9%

See accompanying notes which are an integral part of this schedule.

            Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Liquid Asset Portfolio’s and STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Treasury Portfolio, Government & Agency Portfolio, Treasury Obligations Portfolio, and Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor

                             Short-Term Investments Trust

organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

                                   Short-Term Investments Trust

As of May 31, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

At May 31, 2017
	Federal Tax	Unrealized	Unrealized	Net Unrealized Appreciation
	Cost*	Appreciation	(Depreciation)	(Depreciation)
Treasury Portfolio	$ 22,989,211,932	$—	$ (306,340)	$ (306,340)

*Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

                                   Short-Term Investments Trust

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.